Non-current provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Non-current provisions and other non-current liabilities
Schedule of development of non-current provisions

Development of non-current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2021	translation	group	Utilized	Reversed	Additions	Reclassifications	2021

Self-insurance programs	103,409	8,982	—	—	—	8,017	—	120,408
Personnel expenses	44,744	1,872	81	(712)	(433)	17,263	(33,535)	29,280
Interest payable related to income taxes	29,075	120	—	(30)	(20,484)	—	—	8,681
Other non-current provisions	21,741	50	479	(545)	(2,396)	5,548	46	24,923
Non-current provisions	198,969	11,024	560	(1,287)	(23,313)	30,828	(33,489)	183,292

For further information regarding self-insurance programs, see note 2 d).